Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment, net consist of the following:

	(In thousands)
	September 30, 2015	December 31, 2014
Land	$19,307	$16,970
Building	40,022	36,228
Machinery and equipment	90,738	76,497
Office equipment and software	4,013	2,868
Vehicles	1,401	1,412
Furniture and fixtures	1,392	1,651
Total property, plant and equipment	156,873	135,626
Accumulated depreciation and amortization	(29,180)	(31,646)
Total property, plant and equipment, net	$127,693	$103,980

Property, plant and equipment comprises the following:

	December 31, 2014	December 31, 2013
Building	$36,228	$34,710
Machinery and equipment	76,497	61,539
Office equipment and software	2,868	3,221
Vehicles	1,412	1,193
Furniture and fixtures	1,651	1,888
Total property, plant and equipment	118,656	102,551
Accumulated depreciation and amortization	(31,646)	(27,403)
Net value of property and equipment	87,010	75,148
Land	16,970	12,234
Total property, plant and equipment, net	$103,980	$87,382